Other Assets Narrative Tagging (Details)		12 Months Ended
		Dec. 31, 2015 USD ($) Unit		Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2015 USD ($) Unit	Sep. 01, 2015 USD ($)	Jun. 30, 2015 USD ($) Unit	Apr. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Property loans receivable		$ 29,874,523		$ 22,191,515
Other assets		35,720,342		26,719,088
Cost Adjusted for Paydowns		45,502,220		65,538,068
Loans Receivable, Net		24,242,727		15,990,439
Vantage at Brooks and Vantage at New Braunfels [Member]
Property loans receivable						$ 17,000,000
Number of Units in Real Estate Property | Unit						2
Vantage at Brooks and Vantage at New Braunfels [Member] | Notes Receivable [Member]
Other assets		$ 7,700,000
Vantage at Brooks [Member]
Number of Units in Real Estate Property | Unit						288
Vantage at New Braunfels [Member]
Number of Units in Real Estate Property | Unit						288
Silver Moon [Member]
Number of Units in Real Estate Property | Unit								151
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Loans Receivable, Net								$ 2,800,000
Silver Moon [Member] | Series B [Member]
Cost Adjusted for Paydowns								$ 500,000
Debt Instrument, Interest Rate, Stated Percentage								12.00%
Debt Instrument, Maturity Date		Aug. 01, 2055
Avistar Portfolio 1 and 2 [Member]
Loans Receivable, Net										$ 526,000
Avistar (February 2013 Acquisition) [Member]
Property loans receivable		$ 274,496		274,496
Debt Instrument, Interest Rate, Stated Percentage										12.00%
Debt Instrument, Maturity Date		Jun. 26, 2024
Loans Receivable, Net		$ 325,882		$ 290,966
Avistar (February 2013 Acquisition) [Member] | Series B [Member]
Debt Instrument, Interest Rate, Stated Percentage		9.00%		9.00%
The Suites on Paseo [Member]
Property loans receivable							$ 1,100,000		$ 567,000
Number of Units in Real Estate Property | Unit		394
Debt Instrument, Interest Rate, Stated Percentage	[1]			6.25%
Cross Creek [Member]
Property loans receivable		$ 7,072,087		$ 6,976,087
Debt Instrument, Interest Rate, Stated Percentage		6.15%	[2]	6.15%
Loans Receivable, Net		$ 3,624,614		$ 3,528,615
Impairment of Intangible Assets (Excluding Goodwill)		$ 0		$ 75,000	$ 168,000
Minimum
Discount Rate for Impairment Analysis		6.00%
Maximum
Discount Rate for Impairment Analysis		7.00%

[1]	Bonds held by Deutsche Bank AG in a secured financing transaction, see Note 12
[2]	Bonds owned by ATAX TEBS I, LLC, see Note 12